                        ================================
                        Semiannual Report March 31, 1999
                        ================================

                                   OPPENHEIMER
                             New York Municipal Fund


                                   [GRAPHIC]


                                     [LOGO]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Contents

3    President's Letter

4    An Interview with Your Fund's Manager

9    Financial Statements

32   Officers and Trustees

36   Information and Services

Report highlights
--------------------------------------------------------------------------------

o As New York's economy continues to grow, housing and transportation-related bond issues have been particularly attractive.

o Compared to Treasury securities, which were quite volatile, municipal bond prices were generally stable.

Cumulative Total Returns
For the 6-Month Period
Ended 3/31/99

Class A

Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------------
1.33%           -3.49%
-----------------------------------

Class B

Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------------
0.86%           -4.08%
-----------------------------------

Class C

Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------------
0.86%           -0.13%
-----------------------------------


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

(1.) Includes changes in net asset value per share without deducting any sales charges.

(2.) Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

2 Oppenheimer New York Municipal Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
New York
Municipal Fund



Dear shareholder,

--------------------------------------------------------------------------------

The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

     With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

     In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

     What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

     Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

     No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
April 22, 1999


3 Oppenheimer New York Municipal Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

How has the Fund performed during the last six months?

In a period of extreme volatility for taxable fixed income markets, Oppenheimer New York Municipal Fund's Class A shares provided stable returns during the six-month period that ended March 31, 1999. During that period, the Fund provided investors with a compelling tax-free yield that nearly matched taxable U.S. Treasury securities.

Describe the performance of municipal bonds during the period.

Compared to Treasury securities, which were quite volatile, municipal bond prices were generally stable. Whereas Treasury bonds were actively bought and sold by global investors seeking safety and liquidity as international economic crises ebbed and flowed, the demand for munis remained fairly constant, as investors sought to take advantage of the attractive tax-free income.

     Typically, municipal bonds yield about 75% to 85% as much as U.S. Treasury bonds. Munis usually yield less because the interest income they pay is generally exempt from federal and state taxes. During the recent six-month period, however, muni yields generally ranged from about 85% to 105% of Treasury bonds. Treasury yields fell beneath munis because of the surging demand and rising prices of Treasury bonds during last fall's global economic crisis. Bond yields move inversely to prices, and Treasury yields fell to historically low levels.

What strategies affected the performance of the New York Municipal Fund?

We employed a number of effective strategies in our efforts to enhance performance and help reduce risk. First, as of March 31, the Fund remained fully invested as we sought to take advantage of the relatively high yields offered by New York municipal bonds compared to tax-free money market

4 Oppenheimer New York Municipal Fund

[PHOTO]

Portfolio Management Team (l to r)

Jerry Webman
Robert Patterson
(Portfolio Manager)


funds and other cash equivalents. Second, the Fund emphasized longer maturity bonds, which tended to pay higher yields. In addition, we focused on noncallable bonds to help protect the portfolio in the event that interest rates declined, as had been the case in the Treasury market. Third, we employed some widely used hedging techniques that allowed us to benefit from the recent decline in Treasury bond prices. Finally, we continued to emphasize high credit quality, because in our opinion, lower quality municipal bonds did not offer enough extra yield to justify the risk.

How would you describe the New York economy over the past six months?

The prosperity on Wall Street continues to bolster the New York City economy, and the State of New York generally mirrors the nation's prosperity. However, New York continues to suffer from a heavy debt burden. Even though tax revenues have been strong, the national credit rating agencies continue to penalize New York for its low "debt coverage ratio," which refers to the state's margin of tax revenues versus its debt obligations. As a result, the state's credit rating is among the lowest in the United States. That's another reason why we generally focus on the highest quality securities and own a broadly diversified portfolio, primarily issues of larger municipalities and economically strong sectors such as housing and transportation.

5 Oppenheimer New York Municipal Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(1)

Class A

1 year    5 year    10 year
---------------------------------
0.65%     5.75%     7.12%
---------------------------------

Class B
                    Since
1 year    5 year    Inception
---------------------------------
-0.23%    5.66%     4.98%
---------------------------------

Class C
                    Since
1 year    5 year    Inception
---------------------------------
3.78%     N/A       6.43%
---------------------------------

An interview with your Fund's manager
--------------------------------------------------------------------------------

Did any particular sectors perform better than others?

Any sector connected to the state's improving economy, such as housing and transportation-related issues, performed relatively well. With the economy strong, the demand for new homes and automobiles increased as did the revenues from highway tolls because more cars are on the road.

     One industry that continues to struggle is healthcare. For one thing, the demand for healthcare services is generally unrelated to economic cycles, good or bad. Secondly, Medicare reimbursement from the federal government continues to shrink, while cost containment efforts from insurance companies and health maintenance organizations reduce hospital revenues. Fortunately, the Fund maintained a relatively low weighting in healthcare.

What is your outlook over the coming months?

We believe the outlook for the New York municipal market is generally positive. Yields generally remain high in relation to what investors would earn in taxable bonds. Meanwhile, the demand for tax-free bonds in New York remains strong. The question is whether New York City and New York State will use today's flush tax revenues to retire debt or to fund new programs.

      The dilemma is very similar to what is going on at the federal level, where the debate centers on what to do with the budget surplus. We recognize that elected officials are under tremendous pressure to spend the money on new projects. However, bondholders would generally benefit if the surplus was used to retire debt. The State's credit rating would improve, which in turn would help boost the bonds' value.

6 Oppenheimer New York Municipal Fund

Credit Allocation (2)

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA            35.7%
AA             15.4
A              25.7
BBB            13.2
BB              7.7
B               2.3

Standardized Yields(3)
For the 30 Days Ended 3/31/99
---------------------------------
Class A             4.14%
---------------------------------
Class B             3.58
---------------------------------
Class C             3.58
---------------------------------


As always, we remain committed to a conservative investment strategy and to a continuing search for undervalued issues in the New York municipal bond market, two principal factors making Oppenheimer New York Municipal Fund part of The Right Way to Invest.

 Top Five Sectors(2)
--------------------------------------------------------------------------------
 Higher Education                                      13.4%
--------------------------------------------------------------------------------
 Electric Utilities                                    12.5
--------------------------------------------------------------------------------
 General Obligation                                    10.4
--------------------------------------------------------------------------------
 Municipal Leases                                       9.3
--------------------------------------------------------------------------------
 Highways                                               8.9
--------------------------------------------------------------------------------


(1.) Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 8/16/84. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (since inception on 3/1/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 8/29/95. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

(2.) Portfolio data is subject to change. Percentages are as of March 31, 1999, and are dollar-weighted based on invested assets. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation includes securities rated by national ratings organizations as well as unrated securities (currently 11.7% of total investments) which have ratings assigned by the manager in categories equivalent to those of ratings organizations.

(3.) Standardized yield is based on net investment income for the 30-day period ended March 31, 1999. Falling share prices will tend to artificially raise yields.

7 Oppenheimer New York Municipal Fund

Financials
-------------------------------------------------------------------------




8 Oppenheimer New York Municipal

===========================================================================================================
Statements of Investments March 31, 1999 (Unaudited)
===========================================================================================================

                                                            Ratings:
                                                            Moody's/            Face          Market Value
                                                            S&P/Fitch           Amount        See Note 1
===========================================================================================================
Municipal Bonds and Notes--100.0%
-----------------------------------------------------------------------------------------------------------
New York--86.9%
Allegany Cnty., NY IDA RB, Houghton
College Civic Facility, 5.25%, 1/15/18                      NR/BBB              $ 1,500,000   $ 1,490,145
-----------------------------------------------------------------------------------------------------------
Allegany Cnty., NY IDA RB, Houghton
College Civic Facility, 5.25%, 1/15/24                      NR/BBB                1,500,000     1,474,350
-----------------------------------------------------------------------------------------------------------
Battery Park City, NY RB, Series A,
AMBAC Insured, 5.50%, 11/1/16                               Aaa/AAA               5,000,000     5,244,600
-----------------------------------------------------------------------------------------------------------
Buffalo, NY MWFAU System RRB, Series B,
FGIC Insured, 5%, 7/1/18                                    Aaa/AAA               1,200,000     1,191,840
-----------------------------------------------------------------------------------------------------------
Erie Cnty., NY IDA Life Care Community RB,
Episcopal Church Home, Series A, 6%, 2/1/28                 NR/NR                 6,700,000     6,752,394
-----------------------------------------------------------------------------------------------------------
L.I., NY PAU Electric Systems RRB, Series A,
5.25%, 12/1/26                                              Baa1/A-/A-           11,500,000    11,503,910
-----------------------------------------------------------------------------------------------------------
L.I., NY PAU Electric Systems RRB, Series A,
5.50%, 12/1/29                                              Baa1/A-/A-            1,000,000     1,027,990
-----------------------------------------------------------------------------------------------------------
Monroe Cnty., NY IDA RB, DePaul Community
Facilities, Series A, 5.875%, 2/1/28                        NR/NR                 1,800,000     1,784,754
-----------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 7.79%, 8/1/08(1)                  A3/A-                 8,250,000     9,322,500
-----------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 8.92%, 8/1/13(1)                  A3/A-/A               5,000,000     5,781,250
-----------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 8.92%, 8/1/14(1)                  A3/A-                 8,150,000     9,392,875
-----------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series A,
7.75%, 8/15/16                                              Aaa/AAA/A-              115,000       127,504
-----------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series D, 7.50%, 2/1/19               Aaa/A-/A-             1,295,000     1,443,705
-----------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series F,
8.25%, 11/15/17                                             Aaa/A-/A-             8,500,000     9,607,125
-----------------------------------------------------------------------------------------------------------
NYC GOB, Series B, 8.25%, 6/1/07                            A3/A-/A-              1,750,000     2,197,195
-----------------------------------------------------------------------------------------------------------
NYC GOB, Series B, FSA Insured,
Inverse Floater, 7.14%, 10/1/07(1)                          Aaa/AAA/AAA           7,500,000     8,007,900
-----------------------------------------------------------------------------------------------------------
NYC GOB, Series H, 6.125%, 8/1/25                           A3/A-/A               6,000,000     6,595,920
-----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series A,
7.75%, 3/15/03                                              A3/A-/A-                 10,000        10,544
-----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series A,
7.75%, 8/15/16                                              A3/A-/A-                 42,500        46,977
-----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series D,
7.50%, 2/1/19                                               A3/A-/A-                  5,000         5,512
-----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Subseries C-1,
7.50%, 8/1/20                                               Baa1/BBB+/A-              5,000         5,584
-----------------------------------------------------------------------------------------------------------
NYC GORB, Series D, 5.25%, 8/1/21                           A3/A-/A               1,000,000     1,001,900
-----------------------------------------------------------------------------------------------------------
NYC GORB, Unrefunded Balance, Series F,
7.625%, 2/1/14                                              A3/A-/A-                  5,000         5,535

9 Oppenheimer New York Municipal Fund

===========================================================================================
Statement of Investments (Unaudited)(Continued)
===========================================================================================

                                                   Ratings:
                                                   Moody's/      Face          Market Value
                                                   S&P/Fitch     Amount        See Note 1
-------------------------------------------------------------------------------------------
New York  (continued)
NYC HDC MH RB, Glenn Gardens Project,
6.50%, 1/15/18                                     NR/NR         $ 2,808,719   $ 2,949,520
-------------------------------------------------------------------------------------------
NYC HDC MH RB, Keith Plaza Project,
6.50%, 2/15/18                                     NR/NR           1,855,151     1,948,169
-------------------------------------------------------------------------------------------
NYC HDC MH RB, Series A, 5.625%, 5/1/12            Aa2/AA          4,355,000     4,633,284
-------------------------------------------------------------------------------------------
NYC Health & Hospital Corp. RRB, AMBAC
Insured, Inverse Floater, 7.89%, 2/15/23(1)        Aaa/AAA/AAA     9,300,000     9,985,875
-------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Community
Resources Development, 7.50%, 8/1/26               NR/NR           4,000,000     4,330,680
-------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, USTA National
Tennis Center Project, FSA Insured,
6.375%, 11/15/14                                   Aaa/AAA/AAA     1,500,000     1,674,720
-------------------------------------------------------------------------------------------
NYC IDA RRB, Brooklyn Navy Yard Cogen
Partners, 5.75%, 10/1/36                           Baa3/BBB-       3,500,000     3,590,370
-------------------------------------------------------------------------------------------
NYC IDA RRB, Brooklyn Navy Yard Cogen
Partners, 6.20%, 10/1/22                           Baa3/BBB-       5,000,000     5,589,850
-------------------------------------------------------------------------------------------
NYC IDA SPF RB, Northwest Airlines, Inc.,
6%, 6/1/27                                         Ba2/BB         14,000,000    14,510,720
-------------------------------------------------------------------------------------------
NYC IDA SPF RB, United Air Lines, Inc. Project,
5.65%, 10/1/32                                     Baa3/BB+        6,585,000     6,736,850
-------------------------------------------------------------------------------------------
NYC IDAU Civil Facility RB, YMCA Greater NY
Project, 5.80%, 8/1/16                             Baa3/NR/BBB     2,470,000     2,607,134
-------------------------------------------------------------------------------------------
NYC IDAU RB, Visy Paper, Inc. Project,
7.80%, 1/1/16                                      NR/NR           6,800,000     7,496,456
-------------------------------------------------------------------------------------------
NYC IDAU RB, Visy Paper, Inc. Project,
7.95%, 1/1/28                                      NR/NR          13,500,000    14,914,125
-------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One Group Assn
Project, 6%, 1/1/15                                A3/A/A-         6,000,000     6,383,340
-------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One Group Assn
Project, 6.125%, 1/1/24                            A3/A/A-         3,000,000     3,186,330
-------------------------------------------------------------------------------------------
NYC MWFAU WSS RB, Unrefunded Balance,
Series B, 6.375%, 6/15/22                          Aaa/AAA/A-      6,625,000     7,217,672
-------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Series C, FGIC Insured,
5%, 6/15/21                                        Aaa/AAA/AAA    11,000,000    10,846,770
-------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Unrefunded Balance,
6.75%, 6/15/17                                     A2/A-/AA-       2,480,000     2,648,938
-------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Unrefunded Balance,
Series A-1994, 7.10%, 6/15/12                      A2/A-/AA-         275,000       297,267
-------------------------------------------------------------------------------------------
NYC Niagara Falls SDI COP, High School Facility,
5.375%, 6/15/28                                    Baa3/BBB-       7,645,000     7,644,312

10 Oppenheimer New York Municipal Fund

===========================================================================================

===========================================================================================

                                                   Ratings:
                                                   Moody's       Face          Market Value
                                                   S&P/Finch     Amount        See Note 1
-------------------------------------------------------------------------------------------
New York  (continued)
NYC Transitional FAU RB, Future Tax Secured,
Series B, 4.75%, 11/1/23                           Aa3/AA/AA+    $19,750,000   $18,667,897
-------------------------------------------------------------------------------------------
NYS DA RB, Ithaca College, AMBAC Insured,
5.25%, 7/1/26                                      Aaa/AAA         5,750,000     5,838,377
-------------------------------------------------------------------------------------------
NYS DA RB, Judicial Facilities Lease, Escrowed
to Maturity, BIG Insured, 7.375%, 7/1/16           Aaa/AAA           250,000       313,485
-------------------------------------------------------------------------------------------
NYS DA RB, Judicial Facilities Lease, Escrowed
to Maturity, MBIA Insured, 7.375%, 7/1/16          Aaa/AAA         2,300,000     2,884,062
-------------------------------------------------------------------------------------------
NYS DA RB, Mental Health Facilities Project,
AMBAC Insured, 5.25%, 2/15/18                      Aaa/AAA/AAA     9,400,000     9,577,096
-------------------------------------------------------------------------------------------
NYS DA RB, Office General Services, 5%, 4/1/28     Baa1/BBB+       5,260,000     5,084,263
-------------------------------------------------------------------------------------------
NYS DA RB, Pooled Capital Program, Partially
Prerefunded, FGIC Insured, 7.80%, 12/1/05          Aaa/AAA/AAA     1,520,000     1,559,490
-------------------------------------------------------------------------------------------
NYS DA RB, Rosalind & Joseph Nursing Home,
AMBAC Insured, 5.70%, 2/1/37                       Aaa/AAA         2,000,000     2,105,180
-------------------------------------------------------------------------------------------
NYS DA RRB, Upstate Community Colleges,
Series A, 5%, 7/1/28                               NR/BBB+/A      10,000,000     9,605,900
-------------------------------------------------------------------------------------------
NYS DA RRB, CUS, Second Series A,
5.75%, 7/1/18                                      Baa1/BBB+       6,750,000     7,348,657
-------------------------------------------------------------------------------------------
NYS DA RRB, CUS, Series B, 6%, 7/1/14              Baa1/BBB+      10,875,000    12,108,769
-------------------------------------------------------------------------------------------
NYS DA RRB, Episcopal Health Services, Inc.,
5.85%, 8/1/13                                      NR/AAA            500,000       533,190
-------------------------------------------------------------------------------------------
NYS DA RRB, Fordham University, FGIC Insured,
5.75%, 7/1/15                                      Aaa/AAA/AAA     9,100,000     9,677,668
-------------------------------------------------------------------------------------------
NYS DA RRB, St. Joseph's Hospital Health
Center, MBIA Insured, 5.25%, 7/1/18                Aaa/AAA         5,035,000     5,112,388
-------------------------------------------------------------------------------------------
NYS DA RRB, St. Thomas Aquinas, 5%, 7/1/14         NR/AA           1,125,000     1,125,394
-------------------------------------------------------------------------------------------
NYS DA RRB, St. Thomas Aquinas, 5.25%, 7/1/28      NR/AA           1,500,000     1,489,890
-------------------------------------------------------------------------------------------
NYS DA RRB, St. Vincent's Hospital,
7.375%, 8/1/11                                     Aa2/AAA           145,000       158,552
-------------------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/15        A3/A-/A        23,090,000    24,047,773
-------------------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/21        A3/A-/A         5,010,000     5,145,671
-------------------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series B, 7%, 5/15/16           A3/A-/A         9,020,000     9,525,932
-------------------------------------------------------------------------------------------
NYS DA SPO Bonds, CUS, Series E, FSA Insured,
5.75%, 7/1/11                                      Aaa/AAA/AAA     5,955,000     6,634,823
-------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Series A, 6.60%, 9/15/12                           Aaa/AAA/AAA       250,000       275,267
-------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Series C, 7.20%, 3/15/11                           Aa2/A+/AA         350,000       367,517

11 Oppenheimer New York Municipal Fund

===========================================================================================
Statement of Investments (Unaudited)(Continued)
===========================================================================================

                                                   Ratings:
                                                   Moody's/      Face          Market Value
                                                   S&P/Fitch     Amount        See Note 1
-------------------------------------------------------------------------------------------
New York  (continued)
NYS ERDAUEF RB, Consolidated Edison Co.,
Series A, 7.50%, 1/1/26                            A1/A+         $   280,000   $   290,595
-------------------------------------------------------------------------------------------
NYS ERDAUEF RB, L.I. Lighting Co., Series C,
6.90%, 8/1/22                                      Baa3/A-        10,200,000    11,438,178
-------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Prerefunded, Series A,
7.15%, 12/1/20                                     Ba1/A-          5,510,000     6,147,507
-------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Unrefunded Balance,
Series A, 7.15%, 12/1/20                           Ba1/A-          1,990,000     2,156,145
-------------------------------------------------------------------------------------------
NYS ERDAUGF RB, Brooklyn Union Gas Co.,
Series B, Inverse Floater, 10.28%, 7/1/26(1)       A1/A/A          6,000,000     7,920,000
-------------------------------------------------------------------------------------------
NYS ERDAUGF RB, Brooklyn Union Gas Co.,
Series D, MBIA Insured, Inverse Floater,
7.81%, 7/8/26(1)                                   Aaa/AAA/A       3,000,000     3,172,500
-------------------------------------------------------------------------------------------
NYS ERDAUPC RB, NYS Electric & Gas Project,
Series A, MBIA Insured, 6.15%, 7/1/26              Aaa/AAA         4,000,000     4,353,400
-------------------------------------------------------------------------------------------
NYS GORB, 7.50%, 11/15/00                          A2/A              500,000       532,020
-------------------------------------------------------------------------------------------
NYS GORB, 9.875%, 11/15/05                         A2/A/A+           400,000       531,020
-------------------------------------------------------------------------------------------
NYS HFA RB, MH Secured Mtg. Program-A,
7.05%, 8/15/24                                     Aa2/NR            350,000       376,890
-------------------------------------------------------------------------------------------
NYS HFA RB, MH Secured Mtg. Program-C,
6.95%, 8/15/24                                     Aa1/NR            225,000       237,505
-------------------------------------------------------------------------------------------
NYS HFA RB, Prerefunded, 8%, 11/1/08               Aaa/BBB+        2,690,000     2,934,091
-------------------------------------------------------------------------------------------
NYS HFA RB, Unrefunded Balance, 8%, 11/1/08        Baa/BBB+          550,000       586,476
-------------------------------------------------------------------------------------------
NYS HFA RRB, Housing Mtg., Series A,
6.10%, 11/1/15                                     Aaa/AAA/AAA    12,170,000    13,214,916
-------------------------------------------------------------------------------------------
NYS HFA RRB, State University Construction,
Escrowed to Maturity, Series A, 7.90%, 11/1/06     Aaa/AAA         1,750,000     2,063,372
-------------------------------------------------------------------------------------------
NYS HFA RRB, Unrefunded Balance,
7.90%, 11/1/99                                     Baa1/A-           975,000       985,715
-------------------------------------------------------------------------------------------
NYS HFASC Obligation RB, Series A,
6%, 3/15/26                                        Baa1/BBB+      10,000,000    10,907,900
-------------------------------------------------------------------------------------------
NYS LGAC RRB, Series B, 5.50%, 4/1/21              A3/A+/A+        3,000,000     3,077,700
-------------------------------------------------------------------------------------------
NYS LGAC RRB, Series E, 5%, 4/1/21                 A3/A+/A+          500,000       496,375
-------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg., Series 71,
5.40%, 4/1/29(2)                                   Aa2/NR         26,965,000    27,257,301

12 Oppenheimer New York Municipal Fund

===========================================================================================

===========================================================================================

                                                   Ratings:
                                                   Moody's/      Face          Market Value
                                                   S&P/Finch     Amount        See Note 1
-------------------------------------------------------------------------------------------
New York  (continued)
NYS MAG RB, Homeowner Mtg., Series UU,
7.75%, 10/1/23                                     Aa2/NR        $ 1,800,000   $ 1,886,436
-------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg., Series VV,
7.375%, 10/1/11                                    Aa2/NR            345,000       366,111
-------------------------------------------------------------------------------------------
NYS MAG RB, Inverse Floater, 6.82%, 10/1/24(1)     NR/NR          10,000,000    10,204,800
-------------------------------------------------------------------------------------------
NYS MAG RB, Series 40-B, 6.40%, 10/1/12            Aa2/NR            500,000       538,105
-------------------------------------------------------------------------------------------
NYS MCFFA RB, Hospital & Nursing Home
Project, Series D, 6.45%, 2/15/09                  Aa2/AAA           330,000       363,439
-------------------------------------------------------------------------------------------
NYS MCFFA RB, Long-Term Health Care,
Series C, FSA Insured, 6.40%, 11/1/14              Aaa/AAA/AAA     2,800,000     3,033,016
-------------------------------------------------------------------------------------------
NYS MCFFA RB, Mental Health Services,
Prerefunded, FGIC Insured, Series A,
6.375%, 8/15/17                                    Aaa/NR/AAA      4,920,000     5,355,322
-------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Unrefunded Balance,
Series A, FGIC Insured, 6.375%, 8/15/17            Aaa/AAA/AAA        80,000        86,565
-------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Unrefunded Balance,
Series B, 7.875%, 8/15/20                          A3/BBB+           365,000       391,908
-------------------------------------------------------------------------------------------
NYS MCFFA RB, St. Francis Hospital, Project A,
FGIC Insured, 7.625%, 11/1/21                      Aaa/AAA/AAA     2,690,000     2,753,511
-------------------------------------------------------------------------------------------
NYS MCFFA RB, St. Luke's Hospital Center
Mtg., Prerefunded, Series B, 7.45%, 2/15/29        Aaa/AAA         7,500,000     7,921,575
-------------------------------------------------------------------------------------------
NYS MCFFA RB, Unrefunded Balance,
7.70%, 2/15/18                                     A3/A-             355,000       359,753
-------------------------------------------------------------------------------------------
NYS MCFFA RRB, MHESF, Unrefunded Balance,
Series A, 8.875%, 8/15/07                          A3/A-           2,930,000     2,972,075
-------------------------------------------------------------------------------------------
NYS MTAU Dedicated Tax Fund RB, Series A,
FGIC Insured, 5%, 4/1/23                           Aaa/AAA/AAA     9,250,000     9,116,523
-------------------------------------------------------------------------------------------
NYS MTAU RB, Transportation Facilities
Service Contracts, Series 3, 7.375%, 7/1/08        Baa1/BBB+         250,000       292,325
-------------------------------------------------------------------------------------------
NYS TBTAU GP RB, Series X, 6%, 1/1/14              Aa3/A+         14,510,000    15,151,777
-------------------------------------------------------------------------------------------
NYS TBTAU GP RRB, Series A, 5%, 1/1/15             Aa3/A+          7,500,000     7,518,450
-------------------------------------------------------------------------------------------
NYS TBTAU GP RRB, Series B, 5%, 1/1/20             Aa3/A+            500,000       499,000
-------------------------------------------------------------------------------------------
NYS TBTAU GP RRB, Series Y, 5.50%, 1/1/17          Aa3/A+         15,000,000    16,085,400
-------------------------------------------------------------------------------------------
NYS TBTAU SPO RRB, Series A, MBIA Insured,
6.625%, 1/1/17                                     Aaa/AAA           500,000       532,715

13 Oppenheimer New York Municipal Fund

===========================================================================================
Statement of Investments (Unaudited)(Continued)
===========================================================================================

                                                   Ratings:
                                                   Moody's/      Face          Market Value
                                                   S&P/Finch     Amount        See Note 1
-------------------------------------------------------------------------------------------
New York  (continued)
NYS Thruway Authority General RB, Series A,
5.75%, 1/1/19                                      Aa3/AA-       $  7,000,000  $  7,499,030
-------------------------------------------------------------------------------------------
NYS UDC RB, Facilities Service Contract,
Series B, AMBAC Insured, 4.75%, 1/1/28             Aaa/AAA/AAA     20,000,000    18,876,600
-------------------------------------------------------------------------------------------
NYS UDC RB, Series A, MBIA Insured,
5.50%, 4/1/16                                      Aaa/AAA/AAA      7,500,000     7,849,350
-------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional Capital Facilities,
Series A, 5.25%, 1/1/21                            Baa1/BBB+/A      1,000,000     1,000,760
-------------------------------------------------------------------------------------------
NYS United Nations Development Corp. RRB,
Sr. Lien, Series B, 5.60%, 7/1/26                  A2/NR/A          1,500,000     1,514,505
-------------------------------------------------------------------------------------------
NYS United Nations Development Corp. RRB,
Sub. Lien, Series C, 5.60%, 7/1/26                 A3/NR/A-         3,000,000     3,029,010
-------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA SWD Facitily RRB,
Solvay Paperboard LLC Project, 7%, 11/1/30         NR/NR           16,300,000    16,976,450
-------------------------------------------------------------------------------------------
Onondaga Cnty., NY RR Agency RB, RR
Facilities Project, 7%, 5/1/15                     Baa1/NR/A-      16,500,000    17,601,210
-------------------------------------------------------------------------------------------
PAUNYNJ Consolidated RRB, 78th Series,
6.50%, 4/15/11(2)                                  A1/AA-/AA-         250,000       270,228
-------------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air
Terminal Project, Series 6, 5.75%, 12/1/22         Aaa/AAA/AAA     11,150,000    11,943,546
-------------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, KIAC-4 Project,
Fifth Installment, 6.75%, 10/1/19                  NR/NR           12,600,000    13,952,610
-------------------------------------------------------------------------------------------
Suffolk Cnty., NY GORB, AMBAC Insured,
10%, 11/1/02                                       Aaa/AAA/AAA        250,000       301,503
-------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RRB, Nissequogue
Cogen Partners Facility, 5.50%, 1/1/23             NR/NR            3,500,000     3,518,340
-------------------------------------------------------------------------------------------
Syracuse, NY IDA Civic Facilities RB,
Crouse Health Hospital, Inc. Project,
Series A, 5.375%, 1/1/23                           NR/BBB           1,000,000       959,150
                                                                               ------------
                                                                                631,802,336

14 Oppenheimer New York Municipal Funds

===========================================================================================

===========================================================================================

                                                   Ratings:
                                                   Moody's/      Face          Market Value
                                                   S&P/Finch     Amount        See Note 1
-------------------------------------------------------------------------------------------
U.S. Possessions--13.1%
PR CMWLTH Aqueduct & Sewer Authority RB,
Escrowed to Maturity, 10.25%, 7/1/09               Aaa/AAA       $ 1,300,000   $  1,753,037
-------------------------------------------------------------------------------------------
PR CMWLTH GOB, 5%, 7/1/27                          Baa1/A          8,000,000      7,850,960
-------------------------------------------------------------------------------------------
PR CMWLTH GORB, FSA Insured, Inverse
Floater, 8.48%, 7/1/20(1)                          Aaa/AAA/AAA    11,500,000     13,009,375
-------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Prerefunded, Series S,
6.50%, 7/1/22                                      NR/AAA          7,000,000      7,709,240
-------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series W, Inverse
Floater, 6.50%, 7/1/10(1)                          Baa1/A          9,000,000     10,001,250
-------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RRB,
Unrefunded Balance, Series A, 7.75%, 7/1/08        Baa1/BBB+       1,355,000      1,386,653
-------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU Special RRB,
Unrefunded Balance, Series A, 7.90%, 7/1/07        Baa1/BBB+          95,000         97,231
-------------------------------------------------------------------------------------------
PR EPAU CAP RRB, Series N, MBIA Insured,
Zero Coupon, 5.69%, 7/1/17(3)                      Aaa/AAA        24,000,000      9,920,400
-------------------------------------------------------------------------------------------
PR EPAU RB, Series AA, MBIA Insured,
5.25%, 7/1/16                                      Aaa/AAA         5,000,000      5,190,350
-------------------------------------------------------------------------------------------
PR EPAU RB, Series AA, MBIA Insured,
5.25%, 7/1/17                                      Aaa/AAA         5,000,000      5,165,750
-------------------------------------------------------------------------------------------
PR EPAU RB, Series DD, 5%, 7/1/28                  Baa1/BBB+       7,240,000      7,103,019
-------------------------------------------------------------------------------------------
PR Housing Bank & Finance Agency SFM RB,
Homeownership--Fourth Portfolio, Escrowed
to Maturity, 8.50%, 12/1/18                        Aaa/NR          1,580,000      1,868,113
-------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC
Facilities FAU RB, American Airlines, Inc.
Project, 6.45%, 12/1/25(2)                         Baa1/BBB-       1,285,000      1,410,108
-------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC
Facilities FAU RB, Warner Lambert Co. Project,
7.60%, 5/1/14                                      A1/NR           3,000,000      3,100,290
-------------------------------------------------------------------------------------------
PR POAU RB, American Airlines SPF Project,
Series A, 6.25%, 6/1/26                            Baa2/BBB-       8,000,000      8,629,760
-------------------------------------------------------------------------------------------
PR Public Buildings Authority RB, Series B,
5.25%, 7/1/21                                      Baa1/A            300,000        302,223
-------------------------------------------------------------------------------------------
PR Telephone Authority RB, MBIA Insured,
Inverse Floater, 7.57%, 1/16/15(1)                 Aaa/AAA        10,000,000     10,762,500
                                                                               ------------
                                                                                 95,260,259

-------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $676,931,728)                        100.0%   727,062,595
-------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                   (0.0)      (351,302)
                                                                 ------------  ------------
Net Assets                                                             100.0%  $726,711,293
                                                                 ============  ============

15 Oppenheimer New York Municipal Fund

===================================================================================================
Statement of Investment (Unaudited)(Continued)
===================================================================================================


---------------------------------------------------------------------------------------------------
To simplify the listings of securities, abbreviations are used per the table below:
CAP      --Capital Appreciation                   L.I.    --Long Island
CMWLTH   --Commonwealth                           MAG     --Mortgage Agency
COP      --Certificates of Participation          MCFFA   --Medical Care Facilities Finance Agency
CUS      --City University System                 MH      --Multifamily Housing
DA       --Dormitory Authority                    MHESF   --Mental Health Services Facilities
EFCPC    --Environmental Facilities Corp.         MTAU    --Metropolitan Transportation Authority
           Pollution Control                      MWFAU   --Municipal Water Finance Authority
EPAU     --Electric Power Authority               NYC     --New York City
ERDAUEF  --Energy Research & Development          NYS     --New York State
           Authority Electric Facilities          PAU     --Power Authority
ERDAUGF  --Energy Research & Development          PAUNYNJ --Port Authority of New York & New Jersey
           Authority Gas Facilities               PC      --Pollution Control
ERDAUPC  --Energy Research & Development          POAU    --Port Authority
           Authority Pollution Control            RB      --Revenue Bonds
FAU      --Finance Authority                      RR      --Resource Recovery
GOB      --General Obligation Bonds               RRB     --Revenue Refunding Bonds
GORB     --General Obligation Refunding Bonds     SDI     --School District
GP       --General Purpose                        SFM     --Single Family Mortgage
HDC      --Housing Development Corp.              SPF     --Special Facilities
HFA      --Housing Finance Agency                 SPO     --Special Obligations
HFASC    --Housing Finance Agency                 SUEFS   --State University Educational
           Service Contract                                 Facilities System
HTAU     --Highway & Transportation Authority     SWD     --Solid Waste Disposal
IDA      --Industrial Development Agency          TBTAU   --Triborough Bridge & Tunnel Authority
IDAU     --Industrial Development Authority       UDC     --Urban Development Corp.
LGAC     --Local Government Assistance Corp.      WSS     --Water & Sewer System


(1.) Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $97,560,825 or 13.42% of the Fund's net assets as of March 31, 1999.

(2.) Securities with an aggregate market value of $4,486,910 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

(3.) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

16 Oppenheimer New York Municipal Fund

================================================================================

================================================================================

--------------------------------------------------------------------------------
As of March 31, 1999, securities subject to the alternative minimum tax amount to $201,170,630 or 27.68% of the Fund's net assets.

Distribution or investments by industry, as a percentage of total investments at value, is as follows:

Industry                                                Market Value         Percent
------------------------------------------------------------------------------------
Higher Education                                        $ 97,576,722            13.4%
------------------------------------------------------------------------------------
Electric Utilities                                        90,948,415            12.5
------------------------------------------------------------------------------------
General Obligation                                        75,776,903            10.4
------------------------------------------------------------------------------------
Municipal Leases                                          67,496,381             9.3
------------------------------------------------------------------------------------
Highways                                                  64,996,862             8.9
------------------------------------------------------------------------------------
Single Family Housing                                     42,120,865             5.8
------------------------------------------------------------------------------------
Corporate Backed                                          36,939,498             5.1
------------------------------------------------------------------------------------
Multifamily Housing                                       34,268,186             4.7
------------------------------------------------------------------------------------
Hospital/Healthcare                                       33,952,175             4.7
------------------------------------------------------------------------------------
Marine/Aviation Facilities                                33,107,833             4.6
------------------------------------------------------------------------------------
Water Utilities                                           23,955,524             3.3
------------------------------------------------------------------------------------
Sales Tax                                                 23,725,856             3.3
------------------------------------------------------------------------------------
Manufacturing, Non-Durable Goods                          22,410,581             3.1
------------------------------------------------------------------------------------
Resource Recovery                                         17,601,210             2.4
------------------------------------------------------------------------------------
Special Assessment                                        15,875,627             2.2
------------------------------------------------------------------------------------
Not-for-Profit Organization                               11,641,544             1.6
------------------------------------------------------------------------------------
Gas Utilities                                             11,092,500             1.5
------------------------------------------------------------------------------------
Telephone Utilities                                       10,762,500             1.5
------------------------------------------------------------------------------------
Adult Living Facilities                                    9,070,338             1.2
------------------------------------------------------------------------------------
Pollution Control                                          3,100,290             0.4
------------------------------------------------------------------------------------
Sewer Utilities                                              642,785             0.1
                                                        ------------         -------
Total                                                   $727,062,595           100.0%
                                                        ============         =======

See accompanying Notes to Financial Statements.


17  Oppenheimer New York Municipal Fund

===========================================================================================
Statement of Assets and Liabilities March 31, 1999 (Unaudited)
===========================================================================================



===========================================================================================
Assets
Investments, at value (cost $676,931,728)--see accompanying statement          $727,062,595
-------------------------------------------------------------------------------------------
Cash                                                                              1,042,222
-------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                         11,755,167
Shares of beneficial interest sold                                                   65,324
Other                                                                                10,647
                                                                               ------------
Total assets                                                                    739,935,955

===========================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                             9,677,600
Dividends                                                                         1,856,467
Shares of beneficial interest redeemed                                              872,943
Distribution and service plan fees                                                  418,338
Trustees' compensation--Note 1                                                      252,421
Shareholder reports                                                                  71,290
Transfer and shareholder servicing agent fees                                        55,689
Custodian fees                                                                       15,318
Other                                                                                 4,596
                                                                               ------------
Total liabilities                                                                13,224,662

===========================================================================================
Net Assets                                                                     $726,711,293
                                                                               ============

===========================================================================================
Composition of Net Assets
Paid-in capital                                                                $678,068,593
-------------------------------------------------------------------------------------------
Overdistributed net investment income                                            (1,168,646)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                           (319,521)
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Notes 3 and 6                        50,130,867
                                                                               ------------
Net assets                                                                     $726,711,293
                                                                               ============

18 Oppenheimer New York Municipal Fund

===========================================================================================

===========================================================================================



===========================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$616,013,609 and 47,293,928 shares of beneficial interest outstanding)               $13.03
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                      $13.68

-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $103,824,216 and
7,969,307 shares of beneficial interest outstanding)                                 $13.03

-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,873,468 and
527,768 shares of beneficial interest outstanding)                                   $13.02

See accompanying Notes to Financial Statements.

19 Oppenheimer New York Municipal Fund

===========================================================================================
Statement of Operations For the Six Months Ended March 31, 1999 (Unaudited)
===========================================================================================


===========================================================================================
Investment Income
Interest                                                                       $ 20,816,809
===========================================================================================
Expenses
Management fees--Note 4                                                           1,863,651
-------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                             688,671
Class B                                                                             531,750
Class C                                                                              32,551
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                               285,539
-------------------------------------------------------------------------------------------
Shareholder reports                                                                  60,945
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          39,860
-------------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                       34,354
-------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                          23,973
-------------------------------------------------------------------------------------------
Insurance expenses                                                                    6,292
-------------------------------------------------------------------------------------------
Other                                                                                21,157
                                                                               ------------
Total expenses                                                                    3,588,743
Less expenses paid indirectly--Note 4                                               (17,705)
                                                                               ------------
Net expenses                                                                      3,571,038

===========================================================================================
Net Investment Income                                                            17,245,771

===========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments                                                                       3,340,799
Closing of futures contracts                                                      1,671,227
                                                                               ------------
Net realized gain                                                                 5,012,026
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments            (13,703,973)
                                                                               ------------
Net realized and unrealized loss                                                 (8,691,947)

===========================================================================================
Net Increase in Net Assets Resulting from Operations                           $  8,553,824
                                                                               ============

See accompanying Notes to Financial Statements.

20 Oppenheimer New York Municipal Fund

===========================================================================================
Statements of Changes in Net Assets
===========================================================================================

                                                     Six Months Ended         Year Ended
                                                     March 31, 1999           September 30,
                                                     (Unaudited)              1998
===========================================================================================
Operations
Net investment income                                    $ 17,245,771          $ 35,535,861
-------------------------------------------------------------------------------------------
Net realized gain                                           5,012,026             2,676,806
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation     (13,703,973)           19,959,087
                                                         ------------         -------------
Net increase in net assets resulting from operations        8,553,824            58,171,754

===========================================================================================
Dividends to Shareholders
Dividends from net investment income:
Class A                                                   (14,497,899)          (31,874,990)
Class B                                                    (2,136,326)           (4,618,825)
Class C                                                      (131,780)             (234,931)

===========================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions--Note 2:
Class A                                                    13,767,577           (43,774,682)
Class B                                                    (1,993,824)           (2,555,074)
Class C                                                       778,173             1,261,316

===========================================================================================
Net Assets
Total increase (decrease)                                   4,339,745           (23,625,432)
-------------------------------------------------------------------------------------------
Beginning of period                                       722,371,548           745,996,980
                                                         ------------         -------------
End of period (including overdistributed net investment
income of $1,168,646 and $1,648,412, respectively)       $726,711,293          $722,371,548
                                                         ============         =============


See accompanying Notes to Financial Statements.

21 Oppenheimer New York Municipal Fund

===========================================================================================
Financial Highlights
===========================================================================================

                                                Class A
                                                -------------------------------------------
                                                Six Months
                                                Ended
                                                March 31,
                                                1999          Year Ended September 30,
                                                (Unaudited)   1998       1997         1996
===========================================================================================
Per Share Operating Data
Net asset value, beginning of period                $13.17     $12.79     $12.41     $12.29
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .32        .64        .69        .68
Net realized and unrealized gain (loss)               (.15)       .40        .37        .12
                                                  --------   --------   --------   --------
Total income (loss) from investment
operations                                             .17       1.04       1.06        .80

-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.31)      (.66)      (.68)      (.68)
Distributions from net realized gain                   --         --         --         --
Distributions in excess of net realized gain           --         --         --         --
                                                  --------   --------   --------   --------
Total dividends and distributions
to shareholders                                       (.31)      (.66)      (.68)      (.68)
-------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.03     $13.17     $12.79     $12.41
                                                  ========   ========   ========   ========

===========================================================================================
Total Return, at Net Asset Value(2)                   1.33%      8.36%      8.78%      6.65%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $616,014   $609,183   $634,789   $667,258
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $606,322   $621,555   $652,048   $684,981
-------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 4.93%(3)   4.96%      5.49%      5.50%
Expenses(4)                                           0.88%(3)   0.87%      0.86%      0.91%
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                              10%        25%        21%        21%

(1.) For the period from August 29, 1995 (inception of offering) to September 30, 1995.

(2.) Assumes a $1,000 hypothetical initial investment on the business day before the first day inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3.) Annualized.

(4.) Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

22 Oppenheimer New York Municipal Fund

===========================================================================================

===========================================================================================

                                   Class B
-------------------------------------------------------------------------------------------
                                   Six Months
                                   Ended
                                   March 31,
                                   1999                Year Ended September 30,
  1995              1994           (Unaudited)         1998         1997         1996
===========================================================================================
$11.92              $13.50              $13.18         $12.79       $12.41       $12.30
-------------------------------------------------------------------------------------------

    .69                 .74                 .27            .55          .59          .60
    .41               (1.46)               (.16)           .41          .38          .10
-------             -------             -------        -------      -------      -------

   1.10                (.72)                .11            .96          .97          .70

-------------------------------------------------------------------------------------------

   (.70)               (.72)               (.26)          (.57)        (.59)        (.59)
   (.03)               (.03)                --             --           --           --
    --                 (.11)                --             --           --           --
-------             -------             -------        -------      -------      -------

   (.73)               (.86)               (.26)          (.57)        (.59)        (.59)
-------------------------------------------------------------------------------------------
 $12.29              $11.92              $13.03         $13.18       $12.79       $12.41
=======             =======             =======        =======      =======      =======

===========================================================================================
   9.58%              (5.55%)              0.86%          7.62%        7.97%        5.77%
===========================================================================================

$163,050            $687,233            $103,824       $107,021     $106,459     $101,302
-------------------------------------------------------------------------------------------
$659,465            $738,747            $106,625       $106,130     $104,183     $ 98,488
-------------------------------------------------------------------------------------------

    5.76%               5.68%               4.15%          4.21%        4.72%        4.73%
    0.90%               0.86%               1.65%          1.63%        1.63%        1.68%
-------------------------------------------------------------------------------------------
      15%                  9%                 10%            25%          21%          21%

(5.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $72,341,168 and $72,811,601, respectively.

23 Oppenheimer New York Municipal Fund

===========================================================================================
Financial Highlights (Continued)
===========================================================================================

                                                               Class B  (continued)
                                                               ----------------------------


                                                               Year Ended September 30,
Year Ended September 30,                                      1995              1994
===========================================================================================
Per Share Operating Data
Net asset value, beginning of period                         $ 11.93            $13.50
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .60               .64
Net realized and unrealized gain (loss)                          .42             (1.45)
                                                             -------           -------
Total income (loss) from investment
operations                                                      1.02              (.81)
-------------------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income                            (.62)             (.62)
Distributions from net realized gain                            (.03)             (.03)
Distributions in excess of net realized gain                     --               (.11)
                                                             -------           -------
Total dividends and distributions
to shareholders                                                 (.65)             (.76)
-------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 12.30           $ 11.93
                                                             =======           =======

===========================================================================================
Total Return, at Net Asset Value(2)                             8.75%            (6.22)%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $91,108           $73,943
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $81,743           $61,008
Ratios to average net assets:
Net investment income                                           4.95%             4.88%
Expenses(4)                                                    1.67%             1.65%
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                        15%                9%


(1.) For the period from August 29, 1995 (inception of offering) to September 30, 1995.

(2.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3.) Annualized.

(4.) Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

24 Oppenheimer New York Municipal Fund

==========================================================================================================

==========================================================================================================

Class C
----------------------------------------------------------------------------------------------------------
Six Months
Ended
March 31,
1999                       Year Ended September 30,
(Unaudited)                1998                         1997                1996               1995
==========================================================================================================
  $13.17                   $12.79                       $12.41              $12.30             $12.22
----------------------------------------------------------------------------------------------------------

     .28                      .47                          .57                 .60                .05
    (.17)                     .48                          .39                 .09                .08
  ------                   ------                       ------              ------             ------

     .11                      .95                          .96                 .69                .13
----------------------------------------------------------------------------------------------------------


    (.26)                    (.57)                        (.58)               (.58)              (.05)
      --                       --                           --                  --                 --
      --                       --                           --                  --                 --
  ------                   ------                       ------              ------             ------

    (.26)                    (.57)                        (.58)               (.58)              (.05)
----------------------------------------------------------------------------------------------------------
  $13.02                   $13.17                       $12.79              $12.41             $12.30
  ======                   ======                       ======              ======             ======

==========================================================================================================
    0.86%                    7.54%                        7.95%               5.64%              1.10%

==========================================================================================================

  $6,873                   $6,168                       $4,749              $2,007                $25
----------------------------------------------------------------------------------------------------------
  $6,532                   $5,420                       $3,798               $ 752                $18
----------------------------------------------------------------------------------------------------------
    4.15%(3)                 4.30%                        4.67%               4.60%              3.67%(3)
    1.65%(3)                 1.63%                        1.63%               1.77%              1.37%(3)
----------------------------------------------------------------------------------------------------------
      10%                      25%                          21%                 21%                15%

(5.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $72,341,168 and $72,811,601, respectively.

See accompanying Notes to Financial Statements.

25 Oppenheimer New York Municipal

================================================================================
Notes to Financial Statements (Unaudited)
================================================================================


================================================================================
1. Significant Accounting Policies

Oppenheimer New York Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek maximum current income exempt from Federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $5,384,000, which expires between 2003 and 2005.

26 Oppenheimer New York Municipal Fund

================================================================================

================================================================================


================================================================================
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 1999, a provision of $3,796 was made for the Fund's projected benefit obligations and payments of $14,569 were made to retired trustees, resulting in an accumulated liability of $239,053 as of March 31, 1999.

     The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, accrued market discount is recognized at maturity or disposition as taxable ordinary income. Taxable ordinary income is realized to the extent of the lesser of gain or accrued market discount. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

27 Oppenheimer New York Municipal Fund

================================================================================
Notes to Financial Statements (Unaudited)(Continued)
================================================================================


================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                Six Months Ended March 31, 1999   Year Ended September 30, 1998
                                -------------------------------   -------------------------------
                                Shares           Amount           Shares           Amount
-------------------------------------------------------------------------------------------------
Class A:
Sold                                1,258,593    $  16,445,871        3,928,958    $  50,847,551
Dividends reinvested                  757,535        9,895,775        1,692,174       21,877,187
Redeemed                           (2,819,540)     (36,866,180)      (8,997,338)    (116,499,420)
Issued in connection with the
acquisition of The New York
Tax-Exempt Income Fund,
Inc.--Note 6                        1,852,945       24,292,111               --               --
                                -------------    -------------    -------------    -------------
Net increase (decrease)             1,049,533    $  13,767,577       (3,376,206)   $ (43,774,682)
                                =============    =============    =============    =============

-------------------------------------------------------------------------------------------------
Class B:
Sold                                  490,229    $   6,411,906          925,113    $  11,973,080
Dividends reinvested                  106,638        1,393,395          233,067        3,013,390
Redeemed                             (750,138)      (9,799,125)      (1,356,282)     (17,541,544)
                                -------------    -------------    -------------    -------------
Net decrease                         (153,271)   $  (1,993,824)        (198,102)   $  (2,555,074)
                                =============    =============    =============    =============

-------------------------------------------------------------------------------------------------
Class C:
Sold                                  101,829    $   1,330,221          187,441    $   2,433,192
Dividends reinvested                    8,018          104,735           14,729          190,501
Redeemed                              (50,307)        (656,783)        (105,189)      (1,362,377)
                                -------------    -------------    -------------    -------------
Net increase                           59,540    $     778,173           96,981    $   1,261,316
                                =============    =============    =============    =============

================================================================================================

3. Unrealized Gains and Losses on Investments

As of March 31, 1999, net unrealized appreciation on investments of $50,130,867 was composed entirely of gross appreciation of $50,536,906, and gross depreciation of $406,039.

28 Oppenheimer New York Municipal

================================================================================

================================================================================


================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 1999 was 0.52% of average annual net assets for each class of shares.

     For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $294,712, of which $64,374 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $11,743, $182,464 and $11,639, respectively. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $44,962, $88,216 and $9,465, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

     Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $12,284 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

29 Oppenheimer New York Municipal

================================================================================
Notes to Financial Statements (Unaudited)(Continued)
================================================================================


================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $3,560 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $411,613 and $19,264, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $2,233,997 for Class B and $65,537 for Class C.

================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates, as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

30 Oppenheimer New York Municipal

================================================================================

================================================================================


================================================================================
6. Acquisition of The New York Tax-Exempt Income Fund, Inc.

On February 19, 1999, the Fund acquired all the net assets of The New York Tax-Exempt Income Fund, Inc., pursuant to an agreement and plan of reorganization approved by the Fund shareholders on February 12, 1999. The Fund issued (at an exchange ratio of 0.736204 of the Fund to one share of The New York Tax-Exempt Income Fund, Inc.) 1,852,945 shares of capital stock valued at $24,292,111 exchange for the net assets, resulting in combined Class A net assets of $625,750,285 on February 19, 1999. The net assets acquired included net unrealized appreciation of $1,290,236. The exchange qualified as a tax-free reorganization for federal income tax purposes.

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

     The Fund had no borrowings outstanding during the six months ended March 31, 1999.

31 Oppenheimer New York Municipal Fund

================================================================================
Oppenheimer New York Municipal Fund
================================================================================


================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Robert E. Patterson, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and             OppenheimerFunds Services
Shareholder Servicing
Agent
================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors     KPMG LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer New York Municipal Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer New York Municipal Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

32 Oppenheimer New York Municipal Fund

================================================================================
OppenheimerFunds Family
================================================================================

=============================================================================================
Real Asset Funds
---------------------------------------------------------------------------------------------
Real Asset Fund                 Gold & Special Minerals Fund

=============================================================================================
Global Stock Funds
---------------------------------------------------------------------------------------------
Developing Markets Fund         International Growth Fund        Global Growth & Income Fund
International Small             Global Fund                      Europe Fund
  Company Fund                  Quest Global Value Fund

=============================================================================================
Stock Funds
---------------------------------------------------------------------------------------------
Enterprise Fund                 MidCap Fund                      Growth Fund
Discovery Fund                  Capital Appreciation Fund        Large Cap Growth Fund
Quest Small Cap Value Fund      Quest Capital Value Fund         Disciplined Value Fund
                                                                 Quest Value Fund

=============================================================================================
Stock & Bond Funds
---------------------------------------------------------------------------------------------
Main Street Growth &            Total Return Fund                Multiple Strategies Fund
  Income Fund(1)                Quest Balanced                   Disciplined Allocation Fund
Quest Opportunity                 Value Fund                     Convertible Securities Fund
  Value Fund                    Capital Income Fund(2)

=============================================================================================
Taxable Bond Funds
---------------------------------------------------------------------------------------------
International Bond Fund         Champion Income Fund             U.S. Government Trust
World Bond Fund                 Strategic Income Fund            Limited-Term Government Fund
High Yield Fund                 Bond Fund

=============================================================================================
Municipal Bond Funds
---------------------------------------------------------------------------------------------
California Municipal Fund(3)    Pennsylvania Municipal Fund(3)   Rochester Division:
Florida Municipal Fund(3)       Municipal Bond Fund              Rochester Fund Municipals
New Jersey Municipal Fund(3)    Insured Municipal Fund           Limited Term New York
New York Municipal Fund(3)      Intermediate Municipal Fund        Municipal Fund

=============================================================================================
Money Market Funds(4)
---------------------------------------------------------------------------------------------
Money Market Fund               Cash Reserves


(1.) On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."

(2.) On 4/1/99, the Fund's name was changed from "Equity Income Fund."

(3.) Available only to investors in certain states.

(4.) An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


33 Oppenheimer New York Municipal Fund

                    [This page is intentionally left blank.]

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---------------------------


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--------------------------------------------------------------------------------

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     And when you need help, our Customer Service Representatives are only a
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     You can count on us whenever you need assistance. That's why the
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     So call us today, or visit us at our website at www.oppenheimerfunds.com --
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                                     [LOGO] OppenheimerFunds(R)
                                              Distributor, Inc.




RS0360.001.0399 May 28, 1999